LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Summary of carrying amounts of right-of-use assets and the movements during the period

	Buildings	Machinery	Land use rights	Total
As of January 1, 2020	287,255	3,756,305	11,846,877	15,890,437
Additions	15,023	8,831	52,925	76,779
Transfer from property, plant and equipment (Note 7)	—	—	885,141	885,141
Contract modification	(12,317)	—	(43,496)	(55,813)
Transfer to property, plant and equipment	—	(1,663,686)	—	(1,663,686)
Transfer to investment properties (Note 8)	—	—	(45,885)	(45,885)
Disposals	—	—	(15,792)	(15,792)
Depreciation	(54,792)	(321,464)	(391,297)	(767,553)
Impairment loss	—	(15,790)	—	(15,790)
As of December 31, 2020	235,169	1,764,196	12,288,473	14,287,838

	Buildings	Machinery	Land use rights	Total
As of January 1, 2019	396,499	6,128,291	11,452,061	17,976,851
Additions	21,203	11,606	1,215,049	1,247,858
Transfer to investment properties (Note 8)	—	—	(239,765)	(239,765)
Transfer to property, plant and equipment (Note 7)	—	(1,674,260)	—	(1,674,260)
Government grants	—	(107,441)	—	(107,441)
Contract modification	(45,507)	—	(137,358)	(182,865)
Disposals	—	—	(52,668)	(52,668)
Depreciation	(84,940)	(601,891)	(388,994)	(1,075,825)
Impairment losses	—	—	(1,448)	(1,448)
As of December 31, 2019	287,255	3,756,305	11,846,877	15,890,437

Summary of carrying amounts of lease liabilities and the movements during the period

Year ended December 31, 2020
Carrying amount at January 1	8,369,262
New leases	54,109
Lease modification	(55,814)
Accretion of interest recognized during the year	466,796
Payments	(1,748,202)

Carrying amount at December 31	7,086,151

Analyzed into:
Current portion	828,272
Non-current portion	6,257,879

Summary of amounts recognised in profit or loss in relation to leases

December 31, 2020
Interest on lease liabilities	466,796
Depreciation charge of right-of-use assets	767,553
Expense relating to short-term leases	214,204
Expense relating to leases of low-value assets	39,130

Total amount recognized in profit or loss	1,487,683